ORGANIZATION AND PRINCIPAL ACTIVITIES (Shareholders) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2013
Related Party Transaction [Line Items]
Issuance of new shares	5
Issuance of new shares, percentage	25.00%
Ownership percentage by unaffiliated investors		9.60%
Dr. Tang [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		59.40%
Dr. Tang [Member] | Effectual Strength Enterprises [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		100.00%
Wei Hua [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		3.00%
Wei Hua [Member] | Fascinating Acme Development [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		100.00%
Spouse of Shanghai Ossen New Material CEO [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		3.00%
Spouse of Shanghai Ossen New Material CEO [Member] | Gross Inspiration Development [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		100.00%